SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Long Term Loan
Balance, opening	$ 40,769	$ 85,107
Repayments	(48,199)	(47,818)
Addition	104,978
Interest expense, accrued	3,744	4,848
Translation difference	(2,013)	(1,368)
Balance, ending	99,279	40,769
Long term loan – current portion	38,593	40,769
Long term loan	$ 60,686